Note 9 - Premises and Equipment	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

NOTE 9 Premises and Equipment

A summary of premises and equipment at December 31, 2021 and 2020 is as follows:

(Dollars in thousands)	2021	2020
Land	$5,156	2,615
Office buildings and improvements	17,445	12,074
Furniture and equipment	12,841	12,497
	35,442	27,186
Accumulated depreciation	(18,069)	(17,053)
	$17,373	10,133

The increase in land and office buildings and improvements is related to the purchase of the combined corporate office and branch facility in Rochester during 2021. This facility had previously been leased by the Company.